Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income (loss)	$ 872.0	$ 273.2	$ (33.9)
Income (loss) from discontinued operations, net of tax	445.0	289.3	(78.8)
Net income (loss) from continuing operations	427.0	(16.1)	44.9
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	125.3	147.3	136.7
Share based compensation	11.9	54.2	71.1
Write-off from impairment of goodwill			10.7
Write-off from impairment of intangible assets	20.3	16.3	4.7
Purchase accounting inventory adjustment	0.8	3.3
Pet safety recall inventory write-off	4.1	15.0
Amortization of debt issuance costs and debt discount	19.6	17.4	21.1
Write-off of unamortized discount and debt issuance costs		2.6	5.8
Gain on extinguishment of debt			(8.0)
Net recognized losses on investments and derivatives			1.2
Dividend from subsidiaries classified as discontinued operations	3.1	12.2	12.2
Deferred tax benefit	(556.5)	(32.5)	(89.2)
Net changes in operating assets and liabilities
Receivables	21.4	(28.8)	23.7
Inventories	(9.2)	(24.5)	40.4
Prepaid expenses and other current assets	22.3	(7.9)	(1.4)
Accounts payable and accrued liabilities	65.7	148.9	(62.8)
Other	(38.7)	(31.3)	8.6
Net cash provided by operating activities from continuing operations	117.1	276.1	219.7
Net cash provided by operating activities from discontinued operations	226.2	564.1	693.5
Net cash provided by operating activities	343.3	840.2	913.2
Cash flows from investing activities
Purchases of property, plant and equipment	(75.9)	(81.8)	(73.7)
Proceeds from sales of property, plant and equipment	4.2	4.6	19.6
Business acquisitions, net of cash acquired		(304.7)
Proceeds from sale of HRG Insurance Operations	1,546.8
Proceeds from investments sold, matured or repaid			35.1
Net asset based on repayments		30.9	170.9
Other investing activities, net	(0.5)	(2.8)	(1.1)
Net cash provided (used) by investing activities from continuing operations	1,474.6	(353.8)	150.8
Net cash used by investing activities from discontinued operations	(201.9)	(1,248.7)	(1,042.2)
Net cash provided (used) by investing activities	1,272.7	(1,602.5)	(891.4)
Cash flows from financing activities
Proceeds from issuance of debt	19.6	315.6	485.0
Payment of debt	(1,075.9)	(257.7)	(1,093.6)
Payment of debt issuance costs	(0.4)	(7.0)	(9.3)
Treasury stock purchases			(52.0)
Purchase of subsidiary stock, net	(288.0)	(252.5)
Dividends paid to shareholders	(22.4)
Dividend paid by subsidiary to non-controlling interest	(28.6)	(39.9)	(37.3)
Share based award tax withholding payments, net of proceeds upon vesting	(24.3)	(40.8)	(28.8)
Other financing activities, net	20.7	(6.1)	3.0
Net cash (used) provided by financing activities from continuing operations	(1,399.3)	(288.4)	(733.0)
Net cash (used) provided by financing activities from discontinued operations	110.4	871.4	881.7
Net cash (used) provided by financing activities	(1,288.9)	583.0	148.7
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation	(0.4)	(0.4)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(6.6)	3.1	(1.3)
Net change in cash, cash equivalents and restricted cash	320.1	(176.6)	169.2
Net change in cash, cash equivalents and restricted cash in discontinued operations	37.7	18.5	347.2
Net change in cash, cash equivalents and restricted cash in continuing operations	282.4	(195.1)	(178.0)
Cash, cash equivalents and restricted cash, beginning of period	270.1	465.2	643.2
Cash, cash equivalents and restricted cash, end of period	552.5	270.1	465.2
Supplemental disclsoure of cash flow information
Cash paid for interest	314.1	323.5	397.7
Cash paid for taxes	53.8	37.5	35.9
Non cash investing activities
Acquisition of property, plant and equipment through capital leases	4.5	106.0	29.3
SB/RH [Member]
Cash flows from operating activities
Net income (loss)	182.9	301.2	352.3
Income (loss) from discontinued operations, net of tax	(24.0)	119.0	99.3
Net income (loss) from continuing operations	206.9	182.2	253.0
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	124.6	146.8	136.0
Share based compensation	8.8	46.2	52.5
Write-off from impairment of intangible assets	20.3	16.3	4.7
Purchase accounting inventory adjustment	0.8	3.3
Pet safety recall inventory write-off	4.1	15.0
Amortization of debt issuance costs and debt discount	8.9	8.0	13.9
Write-off of unamortized discount and debt issuance costs		2.5	5.8
Deferred tax benefit	(170.9)	(26.6)	(71.2)
Net changes in operating assets and liabilities
Receivables	(29.7)	(28.8)	23.7
Inventories	(9.2)	(24.5)	40.4
Prepaid expenses and other current assets	22.3	(7.2)	(1.4)
Accounts payable and accrued liabilities	69.5	140.4	(63.0)
Other	(32.7)	(29.6)	(0.4)
Net cash provided by operating activities from continuing operations	223.7	444.0	394.0
Net cash provided by operating activities from discontinued operations	128.8	203.6	207.6
Net cash provided by operating activities	352.5	647.6	601.6
Cash flows from investing activities
Purchases of property, plant and equipment	(75.9)	(81.8)	(73.5)
Proceeds from sales of property, plant and equipment	4.2	4.6	0.9
Business acquisitions, net of cash acquired		(304.7)
Other investing activities, net	(0.5)	(2.8)	(1.3)
Net cash provided (used) by investing activities from continuing operations	(72.2)	(384.7)	(73.9)
Net cash used by investing activities from discontinued operations	(27.0)	(31.9)	(24.5)
Net cash provided (used) by investing activities	(99.2)	(416.6)	(98.4)
Cash flows from financing activities
Proceeds from issuance of debt	539.6	265.6	498.9
Payment of debt	(69.3)	(229.2)	(871.0)
Payment of debt issuance costs	(0.4)	(5.9)	(9.3)
Payment of cash dividends to parent	(374.2)	(350.8)	(97.2)
Purchase of non-controlling interest		(12.6)
Payment of contingent consideration			(3.1)
Net cash (used) provided by financing activities from continuing operations	95.7	(332.9)	(481.7)
Net cash (used) provided by financing activities from discontinued operations	(4.8)	(3.4)	2.8
Net cash (used) provided by financing activities	90.9	(336.3)	(478.9)
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation		(0.4)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(7.0)	3.1	(1.4)
Net change in cash, cash equivalents and restricted cash	337.2	(102.6)	22.9
Cash, cash equivalents and restricted cash, beginning of period	168.2	270.8	247.9
Cash, cash equivalents and restricted cash, end of period	505.4	168.2	270.8
Supplemental disclsoure of cash flow information
Cash paid for interest	208.4	184.9	283.3
Cash paid for taxes	53.8	37.5	35.4
Non cash investing activities
Acquisition of property, plant and equipment through capital leases	$ 4.5	$ 106.0	$ 29.3